Leases - Lessee: Supplemental Balance Sheet Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 249,890	¥ 279,415
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Operating lease, Other Liabilities	¥ 252,344	¥ 280,829
Operating lease, Total lease liabilities	¥ 252,344	¥ 280,829
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities
Operating lease, Weighted average remaining lease term	11 years	11 years
Operating lease, Weighted average discount rate	1.70%	1.30%
Right-of-use asset (finance leases)	¥ 7,284	¥ 6,544
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Net Investment in Lease, before Allowance for Credit Loss	Net Investment in Lease, before Allowance for Credit Loss
Finance leases, Other Liabilities	¥ 7,877	¥ 7,129
Finance leases, Total lease liabilities	¥ 7,877	¥ 7,129
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Finance leases, Weighted average remaining lease term	35 years	37 years
Finance leases, Weighted average discount rate	2.20%	2.40%
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 82,674	¥ 93,635
Right-of-use asset (finance leases)	4,685	4,782
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	72,284	85,036
Right-of-use asset (finance leases)	2,306	1,394
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	94,932	100,744
Right-of-use asset (finance leases)	¥ 293	¥ 368